Interest (income) expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest (income) expense, net
Interest (income) expense on borrowings and deposits, net	$ (339)	$ 564	$ 253
Interest expense related to leases	82	61	89
Total interest income (expense), net	$ (257)	$ 625	$ 342